SHARE-BASED COMPENSATION EXPENSES (Details 3) - Restricted Stock [Member]	12 Months Ended
Jun. 30, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Un-vested | shares	49,375
Number of restricted shares, Exercised | shares	(12,500)
Number of restricted shares, Vested | shares	(17,500)
Number of restricted shares, Un-vested | shares	31,875
Weighted average grant-date fair value, Un-vested (in dollars per share) | $ / shares	$ 23.95
Weighted average grant-date fair value, Exercised (in dollars per share) | $ / shares	16.07
Weighted average grant-date fair value, Vested (in dollars per share) | $ / shares	23.95
Weighted average grant-date fair value, Un-vested (in dollars per share) | $ / shares	$ 23.95